Expense Example, No Redemption - PGIM Global Total Return Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	412	603	810	1,406	166	520	899	1,763	64	206	360	809	110	354	617	1,370	85	274	478	1,069	53	167	291	653